Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		105 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Income Statement [Abstract]
Revenue
General and administrative expenses
Management fees	24,000	24,000	72,000	72,000	602,797
Stock-based compensation					3,068,129
Professional fees	22,030	7,921	40,882	13,201	462,269
Depreciation					1,860
Administrative expenses	3,292	6,990	6,482	18,375	530,903
Total operating expenses	49,322	38,911	119,364	103,576	4,665,958
Operating income (loss) from continuing operations	(49,322)	(38,911)	(119,364)	(103,576)	(4,665,958)
Other income (expense):
Interest income					1,876
Interest (expense)	(12,610)	(12,197)	(37,208)	(35,841)	(198,103)
Foreign exchange gain (loss)	81	16,855	(188)	16,869	18,213
Total other income (expense)	(12,529)	4,658	(37,396)	(18,972)	(178,014)
Income (loss) before taxes from continuing operations	(61,851)	(34,253)	(156,760)	(122,548)	(4,843,972)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(61,851)	(34,253)	(156,760)	(122,548)	(4,843,972)
(Loss) from discontinued operations, net of tax					(34,208)
Gain recognized on divestment of subsidiary					34,208
Net income (loss) from discontinued operation
Net Income (Loss)	$ (61,851)	$ (34,253)	$ (156,760)	$ (122,548)	$ (4,843,972)
Basic and diluted Earnings (loss) per common share, basic
Continuing operations	$ (0.34)	$ (0.19)	$ (0.85)	$ (0.67)
Discontinued operations
Weighted Average Number of Common Shares Outstanding	183,825	183,825	183,825	183,825